Borrowings - Short-Term and Long-Term Borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Short-term borrowings [Abstract]
Commercial paper	[1]	¥ 252,858	¥ 246,866
Bank borrowings	[1]	217,013	303,583
Other	[1]	192,385	51,682
Total	[1]	662,256	602,131
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	3,140,531	2,787,729
Bonds and notes issued		5,062,242	5,257,772
Subtotal		8,202,773	8,045,501
Trading balances of secured borrowings		133,523	181,562
Total		8,336,296	8,227,063
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,528,529	1,432,388
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,102,125	1,340,495
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	465,296	324,279
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	150,055	85,805
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,017,380	1,367,051
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	¥ 798,857	¥ 707,754

[1]	Includes secured borrowings of \10,715 million as of March 31, 2014 and \17,284 million as of March 31, 2015.
[2]	Includes secured borrowings of \139,270 million as of March 31, 2014 and \251,486 million as of March 31, 2015.
[3]	Includes secured borrowings of \423,994 million as of March 31, 2014 and \749,839 million as of March 31, 2015.